Significant Accounting Policies and Recent Accounting Pronouncements	3 Months Ended
Dec. 31, 2018
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Significant Accounting Policies and Recent Accounting Pronouncements
2.	Significant Accounting Policies and Recent Accounting Pronouncements:

Principles of consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts and operating results of Castor and its subsidiary. All intercompany balances and transactions have been eliminated upon consolidation.

Reclassifications

Our consolidated statements of comprehensive income for the year ended September 30, 2018 and the period from December 13, 2016 to September 30, 2017, have been reclassified to separately present within General and administrative expenses: Company administration expenses and Public registration costs. Management believes this reclassification provides a more comprehensive presentation of the Company's recurring administration costs and the non-recurring costs directly associated with the registration and listing of our common shares in the Norwegian OTC market on December 21, 2018 and the listing of our common shares on the NASDAQ stock exchange on February 11, 2019.

 Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include vessel valuations, the valuation of amounts due from charterers, residual value and the useful life of the vessel. Actual results may differ from these estimates.

Other comprehensive income

The Company follows the accounting guidance relating to comprehensive income, which requires separate presentation of certain transactions that are recorded directly as components of shareholders' equity. The Company has no other comprehensive income/ (loss) items and, accordingly, comprehensive income equals net income for the periods presented.

Foreign currency translation

The Company's reporting and functional currency is the U.S. Dollar (“USD”). Transactions incurred in other currencies are translated into USD using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities that are denominated in other currencies are translated into USD to reflect the end-of-period exchange rates and any gains or losses are included in the consolidated statements of comprehensive income.

Concentration of Credit Risk

Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents and trade accounts receivable. The Company places its cash and cash equivalents, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of the financial institutions in which it places its deposits. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of the financial condition of its charterers and generally does not require collateral for its accounts receivable.

During the period ended September 30, 2017, the year ended September 30, 2018 and the three months ended December 31, 2018, charterers that individually accounted for more than 10% of the Company’s revenues were as follows:

Charterer	Period ended September 30, 2017	Year Ended September 30, 2018	Three Months Ended December 31, 2018
A	81%	24%	100%
B	16%	—%	—%
C	—%	52%	—%
D	—%	17%	—%
Total	97%	93%	100%

Cash and cash equivalents

The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

Accounts receivable trade

The amount shown as trade receivables, net, at each balance sheet date, includes receivables from charterer for hire or other possible sources of income under the Company’s time charter contracts, net of any provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. Provision for doubtful accounts as of the periods presented was zero.

Inventories

Inventories consist of lubricants and provisions on board of the vessel. Inventories are stated at the lower of cost or net realizable value. Net realizable value is the estimated selling price less reasonably predictable costs of disposal and transportation. Cost is determined by the first in, first out method.

Insurance Claims

The Company records insurance claim recoveries for insured losses incurred on damage to fixed assets and for insured crew medical expenses and for legal fees covered by directors' and officers' liability insurance. Insurance claim recoveries are recorded, net of any deductible amounts, at the time the Company's fixed assets suffer insured damages or when crew medical expenses are incurred, recovery is probable under the related insurance policies, the claim is not subject to litigation and the Company can make an estimate of the amount to be reimbursed following submission of the insurance claim and when the claim is not subject to litigation. The classification of the insurance claims into current and non-current assets is based on management's expectations as to their collection dates.

Vessel, net

Vessel, net is stated at cost net of accumulated depreciation. The cost of vessel consists of the contract price plus any direct expenses incurred upon acquisition, including improvements, delivery expenses and other expenditures to prepare the vessel for its initial voyage. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessel; otherwise these amounts are charged to expense as incurred.

Vessel depreciation

Depreciation is computed using the straight line method over the estimated useful life of the vessel, after considering the estimated salvage value. Salvage value is estimated by the Company by taking the cost of steel times the weight of the ship noted in lightweight ton. Salvage values are periodically reviewed and revised to recognize changes in conditions, new regulations or for other reasons. Revisions of salvage values affect the depreciable amount of the vessels and affect depreciation expense in the period of the revision and future periods. Management estimates the useful life of its vessel to be 25 years from the date of its acquisition through its remaining estimated useful life.

Impairment of long‑lived assets

The Company reviews its vessel for impairment whenever events or changes in circumstances indicate that the carrying amount of the vessel may not be recoverable. When the estimate of future undiscounted cash flows expected to be generated by the use of the vessel is less than her carrying amount, the Company evaluates the vessel for an impairment loss. Measurement of the impairment loss is based on the fair value of the vessel in comparison to its carrying value. In this respect, management regularly reviews the carrying amount of the vessel in connection with her estimated recoverable amount. There were no indications that the carrying value of the vessel is not recoverable as of September 30, 2017, 2018 and December 31, 2018.

Dry-docking and special survey costs

Dry-docking and special survey costs are accounted under the deferral method whereby the actual costs incurred are deferred and are amortized on a straight-line basis over the period through the date the next survey is scheduled to become due. Costs deferred are limited to actual costs incurred at the yard and parts used in the dry-docking or special survey. Costs deferred include expenditures incurred relating to shipyard costs, hull preparation and painting, inspection of hull structure and mechanical components, steelworks, machinery works, and electrical works as well as lodging and subsistence of personnel sent to the yard site to supervise. If a dry-dock and/or a special survey is performed prior to its scheduled date, the remaining unamortized balance is immediately expensed. Unamortized balances of vessels that are sold are written-off and included in the calculation of the resulting gain or loss in the period of the vessel’s sale. The amortization charge related to dry-docking costs and special survey costs is presented within Depreciation and amortization in the accompanying consolidated statements of comprehensive income.

Revenue and expense recognition (including Leases)

I ) Types of Contracts

The Company’s revenues may be derived from time charter, bareboat charter and spot charter contracts. The Company currently generates and has historically generated its revenues under time charter contracts. A voyage charter is a type of contract that is entered into in the spot market for the use of a vessel for a specific voyage at a specified charter rate per ton of cargo, whereas a time charter is a type of contract that is entered into for the use of such vessel as well as such vessel’s operations for a specific period of time at a specified daily charter hire rate. A bareboat charter is a contract in which a vessel is provided to the charterer for a fixed period of time at a specified daily rate.

II) Lease Contracts

The Company accounts for its time and bareboat charter contracts as operating leases pursuant to ASC 842 “Leases” which was early adopted by the Company on October 1, 2018 and which superseded legacy leases recognition guidance under ASC 840. Upon adoption of ASC 842, the timing and recognition of income from time charter contracts to which the Company is a party, did not change from previous practice. Specific amendments to this update, provided the Company, amongst other things, with (i) an additional (and optional) transition method to adopt the new leases standard, under which an entity initially applies the new lease standard at the adoption date and recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption and (ii) a practical expedient, by class of underlying asset, to not separate non-lease components from the associated lease component and, instead, to account for those components as a single component if both of the following are met: (a) the timing and pattern of transfer of the non-lease component(s) and associated lease component are the same and (b) the lease component, if accounted for separately, would be classified as an operating lease.

As a result of the foregoing:

i)
the Company elected the optional new transitional approach and the practical expedient for lessors described above which had no cumulative-effect to the October 1, 2018 opening balance of retained earnings and

ii)
the Company has determined that the most significant non-lease component in its time charter contracts relates to services for the operation of the vessel, which comprise of crew, technical and safety services, among others. The Company further elected to adopt the above discussed optional practical expedient and recognize lease revenue as a combined single lease component for all time charter contracts (operating leases) since it made a determination that the related lease component and non-lease component have the same timing and pattern of transfer and the predominant component is the lease. The Company qualitatively assessed that more value is ascribed to the use of the asset (i.e the vessel) rather than to the services provided under the time charter agreements.

Lease revenues are recognized on a straight line basis over the rental periods of such charter agreements, as rental service is provided, beginning when the vessel is delivered to the charterer until it is redelivered back to the Company, and is recorded as part of revenues in the Company’s Consolidated Statement of Comprehensive Income. Revenue generated from variable lease payments is recognized in the period when changes in facts and circumstances on which the variable lease payments are based occur. Unearned revenue includes cash received prior to the balance sheet date for which all criteria to recognize as revenue have not yet been met as at the balance sheet date and, accordingly, is related to revenue earned after such date. Lease revenue is shown net of address commissions payable directly to charterers under the relevant time charter agreements. Address commissions represent discount (sales incentive) on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer. Apart from the agreed hire rate, the owner may be entitled to an additional income, such as ballast bonus, which is considered as reimbursement of owner’s expenses and is recognized together with the lease component over the duration of the charter. The Company made an accounting policy election to recognize the related ballast costs, which mainly consist of bunkers, incurred over the period between the charter party date or the prior redelivery date (whichever is latest) and the delivery date to the charterer, as contract fulfilment costs in accordance with ASC 340-40 and amortize these over the period of the charter.

Accordingly, the adoption of ASC 842 had no impact on the Company’s consolidated financial position and results of operations for the three month transition period ended December 31, 2018 or to any of the periods presented herein.

III) Revenue Contracts

The Company has determined to account for its spot charter contracts following the provisions of ASC 606. In May 2016, the FASB issued their final standard on revenue from contracts with customers. The standard, which was issued as ASU 2014-09 (Topic 606 or ASC 606) by the FASB, as amended, outlines a single comprehensive model for entities to use in accounting for revenue from contracts with customers and supersedes most legacy revenue recognition guidance.  The core principle of the guidance in ASC 606 is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services by applying the following steps: (1) identify the contract(s) with a customer; (2) identify the performance obligations in each contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in each contract; and (5) recognize revenue when (or as) the entity satisfies a performance obligation.

The Company assessed the provisions of ASC 606 and concluded that there is one single performance obligation when accounting for its spot charters, which is to provide the charterer with an integrated transportation service within a specified period of time. In addition, the Company has concluded that spot charter contracts meet the criteria to recognize revenue over time as the charterer simultaneously receives and consumes the benefits of the Company’s performance. As a result of the foregoing, voyage revenue derived from spot charter contracts is recognized from the time when the vessel arrives at the load port until completion of cargo discharge. Demurrage income, which is considered a form of variable consideration, is included in voyage revenues, and represents payments by the charterer to the vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter agreements. Under a spot charter, the Company incurs and pays for certain voyage expenses, primarily consisting of bunkers consumption, brokerage commissions, port and canal costs.

Following the adoption of ASC 606 and the implementation of ASC 340-40 Other assets and deferred costs- Contracts with customers for contract costs, all voyage costs are considered contract fulfilment costs because they are directly related to the performance of the voyage contract. Those costs are expensed as incurred, with the exception of contract fulfilment costs and incremental costs of obtaining a contract incurred prior to the commencement of loading the cargo on the relevant vessel, which are capitalized to the extent the Company, in its reasonable judgement, determines that they (i) are directly related to a contract, (ii) will be recoverable and (iii) enhance the Company’s resources by putting the Company’s vessel in a location to satisfy its performance obligation under a contract. These capitalized contract costs are amortized on a straight-line basis as the related performance obligations are satisfied. The Company has adopted the practical expedient not to capitalize incremental costs when the amortization period (voyage period) is less than one year. Costs to fulfill the contract prior to arriving at the load port primarily consist of bunkers which are deferred and amortized during the voyage period.

The Company adopted the provisions of ASC 606 on October 1, 2018 using the modified retrospective approach. As such, the comparative information has not been restated and continues to be reported under the accounting standards in effect for periods prior to October 1, 2018.   The Company neither currently operates nor has historically operated any of its fleet vessels under voyage charters and therefore, does not currently have any charter contracts which fall under the provisions of ASC 606. Accordingly, as of the date of initial application, the new revenue recognition guidance as outlined above did not have any effect to the opening retained earnings of the Company as of October 1, 2018

IV) Voyage Expenses

Voyage expenses, consist of: (a) port, canal and bunker expenses that are unique to a particular charter, are paid for by the charterer under time charter arrangements or by the Company under voyage charter arrangements, and (b) brokerage commissions, which are always paid for by the Company, regardless of charter type. All voyage expenses are expensed as incurred, except for brokerage commissions. Commissions paid to brokers are deferred and amortized over the related charter period to the extent revenue has been deferred since commissions are earned as the Company's revenues are earned. At the inception of a time charter, the Company records the difference between the cost of bunker fuel delivered by the terminating charterer and the bunker fuel sold to the new charterer as a bunker gain or loss within voyage expenses.

Accounting for Financial Instruments

The principal financial assets of the Company consist of cash and cash equivalents, amounts due from related parties and trade receivables, net. The principal financial liabilities of the Company consist of trade and other payables, accrued liabilities and amounts due to related parties. The Company is exposed to changes in the spot market rates associated with the deployment of its vessel and its objective is to manage the impact of such changes in its cash flows. In this respect, from time to time, the Company may engage in certain forward freight agreements.

When such derivatives do not qualify for hedge accounting the Company records these financial instruments in the consolidated balance sheet at their fair value as either a derivative asset or a liability, and recognizes the fair value changes thereto in earnings. When the derivatives do qualify for hedge accounting, depending upon the nature of the hedge, changes in fair value of the derivatives are either offset against the fair value of assets and liabilities through earnings, or recognized in other comprehensive income/(loss) (effective portion) until the hedged item is recognized in earnings. As of September 30, 2017 and 2018 and December 31, 2018, there were no open derivative instruments.

Fair value measurements

The Company follows the provisions of ASC 820, “Fair Value Measurements and Disclosures” which defines, and provides guidance as to the measurement of fair value. ASC 820 creates an hierarchy of measurement and indicates that, when possible, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The fair value hierarchy gives the highest priority (Level 1) to quoted prices in active markets and the lowest priority (Level 3) to unobservable data, for example, the reporting entity's own data. Under the standard, fair value measurements are separately disclosed by level within the fair value hierarchy. ASC 820 applies when assets or liabilities in the consolidated financial statements are to be measured at fair value, but does not require additional use of fair value beyond the requirements in other accounting principles.

Repairs and Maintenance

All repair and maintenance expenses including underwater inspection expenses are expensed in the period incurred. Such costs are included in vessel operating expenses in the accompanying consolidated statements of comprehensive income.

Earnings/ (losses) per common share

Basic earnings/(losses) per common share are computed by dividing net income available to common stockholders after subtracting the dividends accumulated for the period on cumulative preferred stock (whether or not earned), by the weighted average number of common shares outstanding during the period. Diluted earnings per common share, reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised. The Company had no dilutive securities outstanding during any of the periods presented in the accompanying consolidated financial statements.

Commitments and contingencies

Commitments are recognized when the Company has a present legal or constructive obligation as a result of past events and it is probable that an outflow of resources embodying economic benefits will be required to settle this obligation, and a reliable estimate of the amount of the obligation can be made. Provisions are reviewed at each balance sheet date and adjusted to reflect the present value of the expenditure expected to be required to settle the obligation. Contingent liabilities are not recognized in the financial statements but are disclosed unless the possibility of an outflow of resources embodying economic benefits is remote. Contingent assets are not recognized in the financial statements but are disclosed when an inflow of economic benefits is probable.

Emerging Growth Company Status

The Company is an “emerging growth company,” as defined in the Jumpstart Our Business Startups Act, or JOBS Act and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, and reduced disclosure obligations. The Company may take advantage of these exemptions until the Company is no longer an emerging growth company. Section 107 of the JOBS Act provides that an emerging growth company can take advantage of the extended transition period afforded by the JOBS Act for the implementation of new or revised accounting standards. The Company reassessed its position since the filing of its’ Annual Report on Form 20-F for the fiscal year ended September 30, 2018, filed with the Commission on January 31, 2019 and, effective October 1, 2018, elected to irrevocably opt out of the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of the Securities Act, which means that, whenever a standard is issued or revised, the Company, will adopt the new or revised standard at the time public companies adopt the new or revised standard. This will make comparison of the Company's consolidated financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period easier because of the convergence in accounting standards used.

The exemptions provided by the JOBS Act will apply up until the last day of the fiscal year following the fifth anniversary of the IPO or such earlier time that the Company no longer meets the requirements of being an emerging growth company. The Company would cease to be an emerging growth company if it has more than $1.07 billion in annual revenue, has more than $700 million in market value of its securities held by non-affiliates (and it has been a public company for at least 12 months, and has filed one annual report on Form 20-F), or it issues more than $1.0 billion of non-convertible debt securities over a three-year period.

Recent Accounting Pronouncements – Not Yet Adopted:

ASU 2016-13: In June 2016, the FASB issued ASU 2016-13- Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 amends guidance on reporting credit losses for assets held at amortized cost basis and available for sale debt securities.  For public entities, the amendments of this Update are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years.  Early application is permitted. The adoption of this new accounting guidance is not expected to have a material effect on the Company's consolidated results of operations, financial condition or cash flows.